SHARE INCENTIVE PLAN - Summary of nonvested shares (Details) - Non Vested Shares [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of nonvested shares outstanding
Nonvested shares outstanding at the beginning		359,696
Vested	(164,821)
Nonvested shares outstanding at the end	194,875		359,696
Weighted average grant date fair value
Outstanding at beginning of year		$ 4.94
Granted	$ 0	$ 0	$ 3.03
Vested	6.14
Outstanding at end of year	$ 3.93		$ 4.94
Aggregate intrinsic value	$ 110		$ 712
Share-based compensation expenses relating to nonvested shares	375	$ 1,097	$ 1,732
Total unrecognized compensation expenses relating to unvested nonvested shares	$ 105
Total unrecognized compensation expenses relating to unvested nonvested shares expected to be recognized over weighted average period	1 year 11 months 4 days